Quarterly Report
May 31, 2022
MFS®  Global New
Discovery Fund
GND-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 3.1%
CACI International, Inc., “A” (a)	2,607	$730,925
Howmet Aerospace, Inc.	29,525	1,056,109
Singapore Technologies Engineering Ltd.	154,200	462,583
		$2,249,617
Apparel Manufacturers – 2.4%
Burberry Group PLC	41,814	$902,577
Skechers USA, Inc., “A” (a)	20,808	819,835
		$1,722,412
Automotive – 2.4%
Koito Manufacturing Co. Ltd.	12,600	$459,324
LKQ Corp.	24,828	1,275,911
		$1,735,235
Biotechnology – 0.6%
Abcam PLC (a)	30,525	$452,728
Broadcasting – 0.7%
Vivid Seats, Inc., “A”	57,886	$528,499
Brokerage & Asset Managers – 3.6%
B3 Brasil Bolsa Balcao S.A.	258,500	$694,584
Cboe Global Markets, Inc.	7,829	879,275
Euronext N.V.	11,852	1,025,531
		$2,599,390
Business Services – 7.8%
Clarivate PLC (a)	57,308	$846,439
Electrocomponents PLC	78,124	953,430
Gruppo Mutuionline S.p.A.	11,372	349,161
Keywords Studios PLC	24,789	731,561
NS Solutions Corp.	49,300	1,443,749
Thoughtworks Holding, Inc. (a)	36,590	633,373
WNS (Holdings) Ltd., ADR (a)	8,822	641,977
		$5,599,690
Cable TV – 1.1%
Cable One, Inc.	621	$809,225
Chemicals – 3.1%
Element Solutions, Inc.	45,343	$965,352
IMCD Group N.V.	4,406	660,790
UPL Ltd.	62,612	628,731
		$2,254,873
Computer Software – 5.8%
Avalara, Inc. (a)	9,679	$819,521
Black Knight, Inc. (a)	10,141	688,675
OBIC Co. Ltd.	4,000	590,507
Oracle Corp. Japan	6,100	369,465
Paycor HCM, Inc. (a)	29,234	716,818
Sabre Corp. (a)	72,158	541,906
SimCorp A/S	5,814	458,922
		$4,185,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.0%
Amadeus IT Group S.A. (a)	6,931	$430,375
Cancom SE	9,214	366,388
Kinaxis, Inc. (a)	3,666	407,134
Nagarro SE (a)	4,054	551,855
Nuvei Corp. (a)	10,629	546,756
Q2 Holdings, Inc. (a)	11,167	588,836
Rapid7, Inc. (a)	8,622	611,041
TransUnion	9,151	794,398
		$4,296,783
Construction – 4.3%
AZEK Co., Inc. (a)	33,503	$705,908
Breedon Group PLC	613,726	545,216
Marshalls PLC	59,984	404,384
Masco Corp.	19,164	1,086,407
Somfy S.A.	2,416	356,374
		$3,098,289
Consumer Services – 2.1%
Boyd Group Services, Inc.	5,739	$648,153
Bright Horizons Family Solutions, Inc. (a)	6,437	582,870
On the Beach Group PLC (a)	120,103	306,467
		$1,537,490
Containers – 2.0%
Ardagh Metal Packaging S.A.	77,145	$465,956
Mayr-Melnhof Karton AG	2,758	471,960
SIG Combibloc Group AG	21,509	469,556
		$1,407,472
Electrical Equipment – 1.9%
Advanced Drainage Systems, Inc.	3,563	$390,184
Sensata Technologies Holding PLC	20,952	1,006,325
		$1,396,509
Electronics – 1.8%
ASM International N.V.	2,792	$867,284
Kardex AG	2,242	408,571
		$1,275,855
Entertainment – 0.8%
CTS Eventim AG (a)	8,453	$542,214
Food & Beverages – 3.2%
Bakkafrost P/f	11,179	$744,857
Cranswick PLC	27,368	1,051,836
S Foods, Inc.	21,100	494,006
		$2,290,699
Furniture & Appliances – 0.4%
SEB S.A.	2,747	$292,545
Gaming & Lodging – 1.4%
Lottery Corp. Ltd. (a)	116,300	$395,613
Penn National Gaming, Inc. (a)	17,026	544,151
Tabcorp Holdings Ltd.	116,300	77,458
		$1,017,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
Arthur J. Gallagher & Co.	5,697	$922,572
AUB Group Ltd.	70,139	940,435
		$1,863,007
Internet – 1.7%
Allegro.eu S.A. (a)	52,066	$306,231
Auto Trader Group PLC	73,623	546,986
Cian PLC, ADR (a)(u)	63,311	0
Scout24 AG	6,374	394,556
		$1,247,773
Machinery & Tools – 6.5%
Azbil Corp.	12,600	$371,756
Fujitec Co. Ltd.	28,700	581,603
IDEX Corp.	4,721	904,308
Ingersoll Rand, Inc.	16,567	781,134
Regal Rexnord Corp.	3,639	454,693
Ritchie Bros. Auctioneers, Inc.	13,963	840,433
VAT Group AG	973	288,289
Zurn Water Solutions Corp.	17,452	502,967
		$4,725,183
Medical & Health Technology & Services – 3.6%
AS ONE Corp.	7,800	$379,069
Charles River Laboratories International, Inc. (a)	1,807	422,983
ICON PLC (a)	6,156	1,377,651
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	530,145	429,203
		$2,608,906
Medical Equipment – 6.9%
Bruker BioSciences Corp.	8,112	$506,838
Envista Holdings Corp. (a)	17,091	735,597
Gerresheimer AG	12,842	960,232
Maravai Lifesciences Holdings, Inc., “A” (a)	19,895	619,729
PerkinElmer, Inc.	5,453	816,150
STERIS PLC	5,881	1,342,044
		$4,980,590
Network & Telecom – 1.3%
Vantage Towers AG	30,577	$955,235
Other Banks & Diversified Financials – 0.6%
Allfunds Group PLC	43,731	$399,288
Pollution Control – 3.1%
Daiseki Co. Ltd.	20,100	$733,582
GFL Environmental, Inc.	49,645	1,517,648
		$2,251,230
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	6,038	$597,260
Real Estate – 4.9%
Big Yellow Group PLC, REIT	32,904	$558,497
Catena AB	9,905	434,297
LEG Immobilien SE	4,706	484,297
Sun Communities, Inc., REIT	3,098	508,475
Tritax Big Box PLC, REIT	275,200	706,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Unite Group PLC, REIT	59,446	$867,433
		$3,559,042
Restaurants – 0.9%
Yum China Holdings, Inc.	14,618	$664,534
Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	37,639	$1,022,275
Borregaard ASA	33,795	665,613
Croda International PLC	4,790	417,079
Essentra PLC	226,568	907,885
Symrise AG	4,860	536,093
		$3,548,945
Specialty Stores – 5.2%
Burlington Stores, Inc. (a)	3,851	$648,123
Just Eat Takeaway (a)	16,729	373,376
Leslie's, Inc. (a)(l)	50,678	984,167
Multiplan Empreendimentos Imobiliarios S.A.	152,296	771,967
Musti Group OY	19,518	381,774
NISHIMATSUYA CHAIN Co., Ltd.	50,500	575,473
		$3,734,880
Trucking – 0.6%
SG Holdings Co. Ltd.	24,300	$436,768
Total Common Stocks		$70,865,202
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.64% (v)	1,208,030	$1,208,030
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	513,115	$513,115

Other Assets, Less Liabilities – (0.5)%		(391,348)
Net Assets – 100.0%		$72,194,999
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,208,030 and $71,378,317, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,259,994	$—	$—	$29,259,994
United Kingdom	9,751,410	—	—	9,751,410
Japan	2,019,222	4,416,080	—	6,435,302
Germany	4,790,870	—	—	4,790,870
Canada	3,960,124	—	—	3,960,124
Netherlands	2,498,710	—	—	2,498,710
France	1,674,450	—	—	1,674,450
Brazil	1,466,551	—	—	1,466,551
Australia	395,613	1,017,893	—	1,413,506
Other Countries	9,614,285	—	0	9,614,285
Mutual Funds	1,721,145	—	—	1,721,145
Total	$67,152,374	$5,433,973	$0	$72,586,347
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$—
Transfers into level 3	0
Balance as of 5/31/22	$0
At May 31, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,980,458	$30,609,871	$32,382,299	$—	$—	$1,208,030
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,534	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
United States	42.3%
United Kingdom	13.5%
Japan	8.9%
Germany	6.6%
Canada	5.5%
Netherlands	3.5%
France	2.3%
Brazil	2.0%
Australia	2.0%
Other Countries	13.4%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.